Lease Obligations - Additional Information (Details) - IFRS 16 - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Jan. 01, 2019
Disclosure Of Lease Obligations [Line Items]
Adoption of IFRS 16	$ 1,119
Incremental borrowing rate		5.95%